CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,241)	$ (5,476)
Items not affecting cash:
Depletion	2,240	2,509
Interest and accretion expense	1,613	1,977
Finance charges	237	339
Share-based payments	2,924	2,632
Share of net income of Silverback	(202)	(113)
Mark-to-market loss (gain) on derivatives	94	(493)
Loss on extinguishment of convertible loan facility	738	0
Income tax expense	669	52
Unrealized foreign exchange loss (gain)	453	(671)
Other	406	(25)
Total items not affecting cash before changes in non-cash working capital items	4,931	731
Payments received from derivative royalty asset	0	806
Income taxes paid	(247)	(409)
Changes in non-cash working capital items:
Accounts receivable	(1,862)	(511)
Prepaid expenses and other	(580)	21
Trade and other payables	2,166	(3,211)
Net cash provided by (used in) operating activities	4,408	(2,573)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of royalty and stream interests	(2,437)	(2,199)
Dividends received from Silverback	316	249
Net cash used in investing activities	(2,121)	(1,950)
CASH FLOWS FROM FINANCING ACTIVITIES
Draw down on revolving credit facility	13,100	0
Settlement of convertible loan facility	(11,919)	0
Proceeds from private placement	0	719
Proceeds from exercise of stock options	0	156
Interest paid	(1,605)	(58)
Finance charges paid	(1,819)	(339)
Net cash provided by (used in) financing activities	(2,243)	478
Effect of exchange rate changes on cash and cash equivalents	33	(345)
Changes in cash and cash equivalents during year	77	(4,390)
Cash and cash equivalents, beginning of year	9,717	14,107
Cash and cash equivalents, end of year	$ 9,794	$ 9,717